MATERIAL ACCOUNTING POLICY INFORMATION (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Outstanding loan	$ 41,800,000	$ 1,100,000
Investment properties	514,172,281	449,036,633	$ 428,275,741	$ 364,307,039
Revenue	39,436,343	31,983,567	$ 25,596,073
Allowance for expected credit losses	$ 946,006	$ 2,772,977
No individual [member]
IfrsStatementLineItems [Line Items]
Concentration of credit risk	10.00%	10.00%	10.00%
Colombia country [member]
IfrsStatementLineItems [Line Items]
Investment properties	$ 90,300,000	$ 67,500,000
Revenue	$ 8,000,000.0
Revenue percentage	20.40%